UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X   Rule 15-Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported)  February 9, 2021

CDF Funding, Inc.

Commission File Number of securitizer:     333-115582-03, 333-130782, 333-158937, 025-00116, 333-189041

Central Index Key Number of securitizer:     0001290205

John E. Peak 312-824-0824
Name and telephone number, including area code,
of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period Pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period Pursuant to Rule 15Ga-1(c)(2)(ii) [ X ]
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CDF Funding, Inc. (Securitizer)

Date    February 9, 2021

John E. Peak    (Signature)
Senior Officer in Charge of Securitization